First Quarter Report
November 30, 2022 (Unaudited)
Multi-Manager International Equity Strategies Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Multi-Manager International Equity Strategies Fund, November 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.4%
Issuer	Shares	Value ($)
Argentina 1.0%
MercadoLibre, Inc.(a)	25,881	24,094,823
Australia 1.6%
APA Group	40,937	312,333
Aurizon Holdings Ltd.	25,745	66,913
Cochlear Ltd.	29,468	4,334,109
Coles Group Ltd.	314,373	3,630,865
Downer EDI Ltd.	39,918	141,271
Metcash Ltd.	71,054	203,189
Origin Energy Ltd.	144,280	776,019
Rio Tinto Ltd.	113,445	8,469,202
Rio Tinto PLC, ADR	150,341	10,319,406
South32 Ltd.	711,336	1,975,759
Treasury Wine Estates Ltd.	108,021	1,020,121
Wesfarmers Ltd.	68,291	2,274,781
Whitehaven Coal Ltd.	115,718	789,551
Woolworths Group Ltd.	17,396	409,205
Yancoal Australia Ltd.	422,781	1,631,769
Total		36,354,493
Austria 0.1%
OMV AG	63,123	3,350,045
Belgium 1.0%
Anheuser-Busch InBev SA/NV	370,765	21,866,006
Proximus SADP	85,180	891,052
Total		22,757,058
Brazil 0.4%
Petroleo Brasileiro SA, ADR	457,463	5,347,742
Petroleo Brasileiro SA, ADR	341,818	3,503,635
Total		8,851,377
Canada 2.4%
AbCellera Biologics, Inc.(a)	255,699	3,290,846
Alimentation Couche-Tard, Inc.	175,246	7,983,552
Canadian National Railway Co.	124,027	15,922,553
Constellation Software, Inc.	5,577	8,990,697
Ritchie Bros. Auctioneers, Inc.	116,548	6,392,658
Shopify, Inc., Class A(a)	139,594	5,706,603
Common Stocks (continued)
Issuer	Shares	Value ($)
Topicus.com, Inc.(a)	111,713	6,212,045
Total		54,498,954
China 2.1%
Alibaba Group Holding Ltd.(a)	507,132	5,519,200
Beijing Capital International Airport Co., Ltd., Class H(a)	8,062,000	5,230,278
China Construction Bank Corp., Class H	2,661,000	1,610,437
China National Building Material Co., Ltd., Class H	350,000	312,075
Everbright Securities Co., Ltd., Class H	74,400	52,551
Hangzhou Steam Turbine Power Group Co., Ltd., Class B	103,100	140,368
Industrial & Commercial Bank of China Ltd., ADR	6,323	63,167
Kingboard Chemical Holdings Ltd.	236,500	782,921
Meituan, Class B(a)	389,600	8,398,633
Ping An Insurance Group Co. of China Ltd., Class H	940,500	5,806,655
Postal Savings Bank of China Co., Ltd.	663,000	400,965
Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	379,500	1,268,393
Tencent Holdings Ltd.	293,300	11,091,525
Tencent Music Entertainment Group, ADR(a)	877,602	6,151,990
WuXi Biologics Cayman, Inc.(a)	361,500	2,369,175
Zhongliang Holdings Group Co., Ltd.(a),(b)	1,825,000	147,828
Total		49,346,161
Denmark 1.7%
Ambu A/S	209,577	2,658,799
AP Moller - Maersk A/S, Class A	778	1,651,745
AP Moller - Maersk A/S, Class B	1,115	2,417,272
Chr. Hansen Holding A/S	96,434	5,951,862
DSV A/S	68,142	10,902,264
Novo Nordisk A/S, Class B	46,254	5,802,015
Novozymes AS, Class B	171,524	9,973,791
Total		39,357,748
Finland 0.7%
KONE OYJ, Class B	179,760	8,989,888
Nokia OYJ, ADR	275,325	1,357,352
Nordea Bank	81,398	856,754
Nordea Bank Abp	417,779	4,390,444
Total		15,594,438
2	Multi-Manager International Equity Strategies Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager International Equity Strategies Fund, November 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
France 11.4%
Air Liquide SA	113,443	16,516,292
Alstom SA	870,301	22,850,603
AXA SA	631,183	17,842,636
BNP Paribas SA	355,501	19,976,313
Capgemini SE	2,987	540,042
Carrefour SA	581,227	9,949,709
Christian Dior SE	743	565,630
Credit Agricole SA	66,932	676,972
Danone SA	587,152	30,859,127
Dassault Systemes SE	347,966	12,974,711
Edenred	222,636	12,231,397
Engie SA	742,015	11,279,959
Kering SA	12,962	7,788,052
Nexans SA	42,661	3,772,241
Orange SA	609,272	6,190,909
Orange SA, ADR	28,586	291,291
Pernod Ricard SA	49,637	9,847,277
Sanofi	235,279	21,252,590
Sanofi, ADR	99,187	4,498,131
Sartorius Stedim Biotech	21,393	7,301,500
TotalEnergies SE	290,073	18,129,590
TotalEnergies SE, ADR	206,952	12,917,944
Valeo	197,754	3,696,933
VINCI SA	119,882	12,103,983
Total		264,053,832
Germany 9.2%
Allianz SE, Registered Shares	55,363	11,817,870
Bayer AG, ADR	25,604	372,922
Bayer AG, Registered Shares	386,320	22,420,817
Bayerische Motoren Werke AG	100,227	9,100,483
Beiersdorf AG	16,006	1,740,706
Beiersdorf AG, ADR	11,780	256,333
BioNTech SE, ADR	34,242	5,719,099
Continental AG	5,345	323,481
Covestro AG	37,007	1,487,246
Deutsche Boerse AG	78,076	14,348,373
Deutsche Lufthansa AG, Registered Shares(a)	31,714	255,681
Deutsche Post AG	124,215	4,962,172
Common Stocks (continued)
Issuer	Shares	Value ($)
Deutsche Telekom AG, Registered Shares	1,341,812	27,296,147
E.ON SE	265,050	2,541,181
Evonik Industries AG	78,161	1,540,708
Fresenius Medical Care AG & Co. KGaA	42,165	1,318,784
Fresenius SE & Co. KGaA	54,215	1,510,581
Henkel AG & Co. KGaA	37,852	2,518,267
Mercedes-Benz Group AG, Registered Shares	131,316	8,922,034
Merck KGaA	5	916
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	25,830	8,158,569
Rational AG	16,185	10,169,102
RWE AG	301,004	13,250,495
SAP SE	426,805	47,356,855
SAP SE, ADR	4,679	518,761
Scout24 SE	233,509	12,816,861
Siemens AG, Registered Shares	14,471	2,006,908
Siemens Healthineers AG, ADR	845	22,443
Total		212,753,795
Hong Kong 2.5%
AIA Group Ltd.	2,251,800	22,866,149
ASMPT Ltd.	116,500	867,285
China Merchants Port Holdings Co., Ltd.	38,000	55,466
CK Hutchison Holdings Ltd.	245,500	1,427,147
CK Hutchison Holdings Ltd., ADR	4,406	25,180
Futu Holdings Ltd., ADR(a)	50,442	3,101,679
Genertec Universal Medical Group Co., Ltd.	311,000	171,196
Hong Kong Exchanges and Clearing Ltd.	212,980	8,467,556
Jardine Matheson Holdings Ltd.	33,100	1,604,324
Sands China Ltd.(a)	5,971,600	16,326,129
WH Group Ltd.	350,000	205,071
Xinyi Glass Holdings Ltd.	830,000	1,607,331
Total		56,724,513
Ireland 2.4%
CRH PLC	338,913	13,572,458
Kingspan Group PLC	53,898	3,059,569
Kingspan Group PLC	138,469	7,832,283
Ryanair Holdings PLC, ADR(a)	416,723	31,541,764
Total		56,006,074

Multi-Manager International Equity Strategies Fund | First Quarter Report 2022	3

Portfolio of Investments   (continued)
Multi-Manager International Equity Strategies Fund, November 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Israel 0.1%
Bank Hapoalim BM	22,181	215,659
Bank Leumi Le-Israel BM	80,660	739,410
Israel Chemicals Ltd.	33,989	285,153
Mizrahi Tefahot Bank Ltd.	7,805	289,995
ZIM Integrated Shipping Services Ltd.	4,345	91,332
Total		1,621,549
Italy 3.9%
Enel SpA	5,604,251	30,233,733
Enel SpA, ADR	30,974	164,937
ENI SpA	833,106	12,421,609
ENI SpA, ADR	76,442	2,263,448
FinecoBank Banca Fineco SpA	655,127	10,640,382
Immobiliare Grande Distribuzione SIIQ SpA	56,617	186,451
Intesa Sanpaolo SpA	808,804	1,795,757
UniCredit SpA	2,421,309	33,070,067
Total		90,776,384
Japan 15.7%
AGC, Inc.	43,000	1,452,157
Air Water, Inc.	20,200	239,008
Alfresa Holdings Corp.	12,200	148,542
Anritsu Corp.	103,500	1,114,103
Asahi Group Holdings Ltd.	49,800	1,597,180
Asahi Yukizai Corp.	10,000	195,116
Astellas Pharma, Inc.	195,000	3,024,378
Awa Bank Ltd. (The)	23,300	347,529
Brother Industries Ltd.	89,300	1,450,337
Canon, Inc.	227,200	5,310,736
Canon, Inc., ADR	33,147	774,314
Chori Co., Ltd.	2,600	37,730
Chubu Electric Power Co., Inc.	343,300	3,218,534
Dai Nippon Printing Co., Ltd.	5,500	113,914
Dai Nippon Toryo Co., Ltd.	13,700	76,660
Daicel Corp.	248,800	1,814,789
Dai-ichi Life Holdings, Inc.	238,900	4,431,162
Daiken Corp.	5,200	81,194
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	2,100	26,355
Denso Corp.	190,573	10,515,905
Common Stocks (continued)
Issuer	Shares	Value ($)
Electric Power Development Co., Ltd.	176,800	2,727,877
ENEOS Holdings, Inc.	164,400	554,815
Enomoto Co., Ltd.	50,900	723,636
FANUC Corp.	226,850	34,109,398
FUJIFILM Holdings Corp.	70,500	3,792,349
FUJIFILM Holdings Corp., ADR	1,500	80,325
Fujikura Ltd.	94,100	772,419
Fujitsu Ltd.	10,600	1,438,360
Furukawa Electric Co., Ltd.	47,300	900,076
Gunma Bank Ltd. (The)	195,100	641,240
Harima Chemicals Group, Inc.	10,800	66,263
Hokkaido Electric Power Co., Inc.	43,200	142,942
Honda Motor Co., Ltd.	468,900	11,427,845
Hoya Corp.	7,300	755,405
Hoya Corp., ADR	9,192	951,050
Hyakugo Bank Ltd. (The)	112,600	285,394
Idemitsu Kosan Co., Ltd.	10,500	246,578
Inpex Corp.	1,039,000	11,449,393
ITOCHU ENEX Co., Ltd.	44,900	333,307
Iwaki Co., Ltd.	34,700	331,760
Japan Exchange Group, Inc.	459,903	6,659,009
Japan Petroleum Exploration Co., Ltd.	4,700	147,419
Japan Post Holdings Co., Ltd.	463,100	3,629,859
Japan Post Insurance Co., Ltd.	40,300	670,220
Japan Tobacco, Inc.	179,200	3,666,324
Kajima Corp.	98,900	1,119,090
Kamigumi Co., Ltd.	2,800	57,179
Kansai Electric Power Co., Inc. (The)	437,200	3,710,951
Kao Corp.	20,600	824,463
Kawasaki Heavy Industries Ltd.	30,300	649,309
KDDI Corp.	40,900	1,216,553
Keyence Corp.	33,600	14,217,235
Kirin Holdings Co., Ltd.	319,700	5,046,658
Kissei Pharmaceutical Co., Ltd.	33,300	616,971
Konoike Transport Co., Ltd.	7,600	88,019
Kuraray Co., Ltd.	277,900	2,231,866
Kyocera Corp.	79,300	4,050,852
Kyocera Corp., ADR	20,155	1,028,207
Lixil Corp.	11,700	181,665

4	Multi-Manager International Equity Strategies Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager International Equity Strategies Fund, November 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Marubeni Corp.	81,700	924,222
Mebuki Financial Group, Inc.	367,600	835,685
Mimaki Engineering Co., Ltd.	900	4,334
Mitsubishi Electric Corp.	374,900	3,757,166
Mitsubishi Pencil Co., Ltd.	28,900	294,859
Mitsui & Co., Ltd.	211,300	6,132,712
Mitsui Chemicals, Inc.	57,000	1,297,437
Mitsui OSK Lines Ltd.	341,300	8,453,439
MonotaRO Co., Ltd	538,980	9,324,507
MS&AD Insurance Group Holdings, Inc.	61,700	1,831,336
MS&AD Insurance Group Holdings, Inc., ADR	2,055	30,537
Murata Manufacturing Co., Ltd.	237,500	13,027,656
NGK Insulators Ltd.	40,200	533,565
Nidec Corp.	108,044	6,803,810
Nintendo Co., Ltd.	158,650	6,802,448
Nippon Electric Glass Co., Ltd.	11,600	215,120
Nippon Express Holdings, Inc.	3,800	225,097
Nippon Sanso Holdings Corp.	60,900	1,017,871
Nippon Steel Corp.	72,200	1,156,738
Nippon Yusen KK	499,000	11,107,466
Nishi-Nippon Financial Holdings, Inc.	5,600	35,798
Nissan Motor Co., Ltd.	573,400	2,068,821
Nomura Holdings, Inc.	477,200	1,741,571
NS United Kaiun Kaisha Ltd.	6,100	169,365
Obic Co., Ltd.	2,300	368,108
Okinawa Electric Power Co., Inc. (The)	73,300	563,390
Okumura Corp.	45,100	964,614
ORIX Corp.	159,400	2,582,625
Osaka Gas Co., Ltd.	96,300	1,488,463
Otsuka Holdings Co., Ltd.	59,600	2,042,452
Press Kogyo Co., Ltd.	64,300	212,428
Qol Holdings Co., Ltd.	27,500	229,268
Recruit Holdings Co., Ltd.	15,200	491,800
Ricoh Co., Ltd.	132,800	1,054,891
San-Ai Obbli Co., Ltd.	38,500	363,989
Sanshin Electronics Co., Ltd.	4,600	75,540
Santen Pharmaceutical Co., Ltd.	28,100	226,688
SCSK Corp.	36,700	594,364
Seikitokyu Kogyo Co., Ltd.	99,200	577,230
Common Stocks (continued)
Issuer	Shares	Value ($)
Seiko Epson Corp.	176,800	2,782,185
Seino Holdings Corp.	12,100	106,651
Seven & I Holdings Co., Ltd.	2,600	105,792
Shikoku Electric Power Co., Inc.	53,400	293,363
Shimano, Inc.	47,733	8,245,217
Shin-Etsu Chemical Co., Ltd.	41,700	5,396,199
Shiseido Co., Ltd.	218,147	9,317,052
SMC Corp.	17,888	8,162,489
Sojitz Corp.	114,500	2,040,492
Sompo Holdings, Inc.	82,300	3,630,168
Sony Group Corp.	151,523	12,552,192
Starzen Co., Ltd.	4,000	60,535
Sumco Corp.	313,100	4,684,454
Sumitomo Chemical Co., Ltd.	193,000	703,646
Sumitomo Heavy Industries Ltd.	4,100	87,449
Sumitomo Mitsui Financial Group, Inc.	459,900	15,609,348
Sumitomo Pharma Co., Ltd.	37,700	294,500
Suntory Beverage & Food Ltd.	59,100	2,013,998
Suzuken Co., Ltd.	47,600	1,282,521
Taisho Pharmaceutical Holdings Co., Ltd.	4,800	196,223
Takara Standard Co., Ltd.	2,700	26,085
Takeda Pharmaceutical Co., Ltd.	627,100	18,438,767
Takeda Pharmaceutical Co., Ltd. ADR	35,791	527,201
Teijin Ltd.	149,900	1,454,482
Tokio Marine Holdings, Inc.	14,800	305,306
Tokio Marine Holdings, Inc., ADR	6,478	133,447
Tokuyama Corp.	4,400	61,647
Tokyo Electric Power Co. Holdings, Inc.(a)	91,000	331,980
Tokyo Electron Ltd.	22,800	7,737,671
Tokyo Gas Co., Ltd.	203,300	3,739,706
Toray Industries, Inc.	530,900	2,858,324
Tosoh Corp.	64,300	763,437
Toyo Seikan Group Holdings Ltd.	23,900	278,871
Toyota Tsusho Corp.	10,600	409,190
Trend Micro, Inc.	3,500	175,630
Tsubakimoto Chain Co.	6,200	142,762
Wakita & Co., Ltd.	14,700	128,566
Yamaichi Electronics Co., Ltd.	6,800	92,782
Yamazen Corp.	29,900	218,794

Multi-Manager International Equity Strategies Fund | First Quarter Report 2022	5

Portfolio of Investments   (continued)
Multi-Manager International Equity Strategies Fund, November 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Yokohama Rubber Co., Ltd. (The)	14,400	238,460
Yuasa Trading Co., Ltd.	12,200	320,099
Total		363,087,015
Jersey 0.0%
Glencore PLC, ADR	24,342	328,008
Luxembourg 0.2%
Tenaris SA	45,374	787,662
Tenaris SA, ADR	92,304	3,181,719
Total		3,969,381
Netherlands 6.8%
Adyen NV(a)	5,690	8,963,564
Akzo Nobel NV	256,747	18,472,854
ArcelorMittal SA	159,581	4,375,570
ASML Holding NV	49,356	30,132,833
ASML Holding NV	5,296	3,220,604
ASR Nederland NV	45,468	2,081,012
EXOR NV(a)	70,548	5,538,019
IMCD NV	102,155	15,109,161
ING Groep NV	1,567,456	19,008,266
Iveco Group NV(a)	57,829	390,542
Just Eat Takeaway.com NV(a)	46,217	1,059,174
Koninklijke Philips NV	640,471	9,597,215
NN Group NV	103,757	4,434,207
NN Group NV, ADR	23,969	508,982
Prosus NV(a)	79,128	5,178,039
Randstad NV	43,299	2,508,026
SBM Offshore NV	3,515	56,320
Shell PLC	442,757	12,957,634
Shell PLC	172,125	5,030,912
Stellantis NV	381,518	6,004,793
Stellantis NV	198,845	3,136,874
Wolters Kluwer NV, ADR	3,099	341,386
Total		158,105,987
Norway 0.7%
Aker BP ASA	16,962	590,113
Aker Carbon Capture ASA(a)	3,441,525	3,872,817
Equinor ASA	52,687	2,029,019
Equinor ASA, ADR	96,750	3,722,940
Common Stocks (continued)
Issuer	Shares	Value ($)
Telenor ASA	93,177	904,044
Yara International ASA	115,709	5,343,728
Total		16,462,661
Panama 0.3%
Copa Holdings SA, Class A(a)	80,801	7,080,592
Portugal 0.1%
EDP-Energias de Portugal SA	281,431	1,335,403
Jeronimo Martins SGPS SA	14,252	317,984
Sonae SGPS SA	361,654	367,392
Total		2,020,779
Russian Federation —%
Gazprom PJSC(c),(d),(e)	1,247,200	0
Lukoil PJSC(c),(d),(e)	31,251	—
Magnit PJSC(c),(d),(e)	63,585	—
MMC Norilsk Nickel PJSC(c),(d),(e)	20,201	—
MMC Norilsk Nickel PJSC, ADR(c),(d),(e)	5	—
Rosneft Oil Co. PJSC(c),(d),(e)	563,548	0
Sberbank of Russia PJSC(a),(c),(d),(e),(f)	436,630	0
Total		0
Singapore 0.0%
Yangzijiang Shipbuilding Holdings Ltd.	746,500	790,597
South Africa 0.4%
Discovery Ltd.(a)	1,148,094	8,448,695
South Korea 2.9%
Coupang, Inc.(a)	364,506	7,100,577
Hana Financial Group, Inc.	44,584	1,524,864
Hanwha Aerospace Co., Ltd.	2,264	125,595
Kia Motors Corp.	36,413	1,917,651
KT&G Corp.	4,542	344,643
Mirae Asset Securities Co., Ltd.	50,945	260,010
Pan Ocean Co., Ltd.	216,690	901,427
Samsung Electronics Co., Ltd.	571,563	27,463,003
Samsung Electronics Co., Ltd. GDR	13,188	15,665,426
SK Hynix, Inc.	168,074	11,092,889
Total		66,396,085

6	Multi-Manager International Equity Strategies Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager International Equity Strategies Fund, November 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Spain 3.5%
Aena SME SA(a)	104,500	13,484,002
Amadeus IT Group SA, Class A(a)	625,758	33,833,179
Banco Bilbao Vizcaya Argentaria SA, ADR	37,847	221,783
Banco Santander SA	780,667	2,329,382
Banco Santander SA, ADR	86,717	256,682
CaixaBank SA	463,205	1,722,113
Iberdrola SA	801,163	9,051,079
Industria de Diseno Textil SA	505,125	13,185,688
Mapfre SA	150,458	286,121
Repsol SA	317,486	4,902,090
Repsol SA, ADR	4,279	65,661
Telefonica SA	510,253	1,904,611
Total		81,242,391
Sweden 2.5%
Atlas Copco AB, Class B	1,346,416	15,286,146
Electrolux AB	65,640	938,765
Epiroc AB, Class B	673,019	11,244,033
Essity AB, Class B	112,482	2,754,323
H & M Hennes & Mauritz AB	181,232	2,032,047
Investor AB, Class B	262,586	4,886,953
Lundin Energy AB	428,767	994,336
SSAB AB, Class A	44,109	255,424
SSAB AB, Class B	516,664	2,920,983
Swedbank AB, Class A	564,855	9,192,075
Tele2 AB, Class B	72,275	642,039
Telia Co. AB	2,198,879	6,008,930
Total		57,156,054
Switzerland 6.4%
Cie Financiere Richemont SA, Class A, Registered Shares	158,173	20,968,679
Kuehne & Nagel International AG	23,197	5,635,464
Nestlé SA, Registered Shares	138,127	16,440,373
Novartis AG, Registered Shares	418,505	37,227,926
Roche Holding AG, ADR	31,005	1,267,329
Roche Holding AG, Genusschein Shares	113,137	36,953,248
Swatch Group AG (The)	8,755	2,342,723
Swiss Life Holding AG, Registered Shares	3,595	1,921,830
Swiss Re AG	116,463	10,438,221
Common Stocks (continued)
Issuer	Shares	Value ($)
Temenos AG, Registered Shares	47,072	2,900,727
Wizz Air Holdings PLC(a)	94,700	2,585,203
Zurich Insurance Group AG	19,054	9,154,247
Total		147,835,970
Taiwan 1.1%
Evergreen Marine Corp. Taiwan Ltd.	130,800	702,233
Sea Ltd. ADR(a)	52,972	3,091,975
Taiwan Semiconductor Manufacturing Co., Ltd.	1,361,400	21,863,885
Total		25,658,093
Turkey 0.6%
Borusan Yatirim ve Pazarlama AS	12,277	733,076
Haci Omer Sabanci Holding AS	924,263	2,102,189
KOC Holding AS	380,488	1,448,923
TAV Havalimanlari Holding AS(a)	62,801	297,173
Torunlar Gayrimenkul Yatirim Ortakligi AS(a)	478,864	484,432
Tupras Turkiye Petrol Rafinerileri AS(a)	6,636	171,462
Turk Hava Yollari AO(a)	786,746	5,088,797
Turk Traktor ve Ziraat Makineleri AS	2,816	77,799
Turkcell Iletisim Hizmetleri AS	44,694	81,617
Turkiye Garanti Bankasi AS	968,789	1,400,838
Turkiye Is Bankasi AS	1,675,561	942,977
Turkiye Sinai Kalkinma Bankasi AS(a)	531,535	113,505
Total		12,942,788
United Kingdom 14.5%
Anglo American PLC	166,636	6,927,911
Anglo American PLC, ADR	10,047	206,717
AstraZeneca PLC	150,411	20,356,723
Barclays Bank PLC	10,202,279	19,956,398
Barclays Bank PLC, ADR	272,611	2,167,257
BP PLC	2,478,578	14,801,409
BP PLC, ADR	521,146	18,709,141
British American Tobacco PLC	187,503	7,687,998
British American Tobacco, ADR	229,758	9,482,113
Compass Group PLC	594,984	13,564,409
Diageo PLC, ADR	8,040	1,499,862
Experian PLC	330,917	11,708,257
Glencore PLC	371,893	2,537,841
GSK PLC	539,872	9,180,018

Multi-Manager International Equity Strategies Fund | First Quarter Report 2022	7

Portfolio of Investments   (continued)
Multi-Manager International Equity Strategies Fund, November 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
GSK PLC, ADR	461,690	15,969,857
Oxford Nanopore Technologies PLC(a)	1,013,579	3,118,572
Prudential PLC	2,575,662	30,637,479
Reckitt Benckiser Group PLC	354,655	25,451,286
RELX PLC	446,931	12,532,367
RELX PLC	352,551	9,949,266
Rio Tinto PLC	457,077	30,769,826
Rolls-Royce Holdings PLC(a)	32,213,881	35,694,559
Shell PLC, ADR	191,031	11,169,583
Unilever PLC	398,004	19,900,656
Vodafone Group PLC, ADR	123,614	1,388,185
Total		335,367,690
United States 0.2%
Diversified Energy Co. PLC	74,249	113,472
Spotify Technology SA(a)	44,122	3,504,169
Total		3,617,641
Total Common Stocks (Cost $2,186,770,579)		2,226,651,671

Exchange-Traded Equity Funds 0.2%
	Shares	Value ($)
United States 0.2%
iShares MSCI Eurozone ETF	93,960	3,809,138
Total Exchange-Traded Equity Funds (Cost $3,608,338)		3,809,138

Preferred Stocks 1.0%
Issuer	Shares	Value ($)
Brazil 0.2%
Petroleo Brasileiro SA	783,100	3,983,898
Preferred Stocks (continued)
Issuer	Shares	Value ($)
Germany 0.7%
BMW AG	2,878	249,736
Henkel AG & Co. KGaA	163,467	11,692,194
Volkswagen AG	38,883	5,743,436
Total		17,685,366
South Korea 0.1%
Samsung Electronics Co., Ltd.	40,619	1,746,685
Total Preferred Stocks (Cost $22,963,434)		23,415,949

Warrants 0.0%
Issuer	Shares	Value ($)
Switzerland 0.0%
Cie Financiere Richemont SA(a)	43,768	38,854
Total Warrants (Cost $11,703)		38,854

Money Market Funds 1.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.989%(g),(h)	43,745,529	43,728,031
Total Money Market Funds (Cost $43,722,635)		43,728,031
Total Investments in Securities (Cost $2,257,076,689)		2,297,643,643
Other Assets & Liabilities, Net		12,223,496
Net Assets		$2,309,867,139

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At November 30, 2022, the total value of these securities amounted to $147,828, which represents 0.01% of total net assets.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2022, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.
8	Multi-Manager International Equity Strategies Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager International Equity Strategies Fund, November 30, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
(d)	Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees. At November 30, 2022, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Gazprom PJSC	11/11/2020- 06/10/2021	1,247,200	3,820,620	—
Lukoil PJSC	03/30/2020- 12/29/2021	31,251	2,094,074	—
Magnit PJSC	05/23/2018- 11/22/2021	63,585	5,002,872	—
MMC Norilsk Nickel PJSC	08/07/2019- 11/22/2021	20,201	4,978,804	—
MMC Norilsk Nickel PJSC, ADR	08/07/2019- 11/22/2021	5	123	—
Rosneft Oil Co. PJSC	03/31/2020- 03/16/2021	563,548	3,458,257	—
Sberbank of Russia PJSC	03/29/2021- 04/08/2021	436,630	1,642,454	—
			20,997,204	—

(e)	Valuation based on significant unobservable inputs.
(f)	On May 25, 2022, the Office of Foreign Assets Control (OFAC) license permitting the holding of the Sberbank position expired, and the position is now considered blocked property. As such the security has been segregated on the Fund’s books and records and cannot be sold or transferred at this time.
(g)	The rate shown is the seven-day current annualized yield at November 30, 2022.
(h)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.989%
	72,917,032	119,537,624	(148,726,275)	(350)	43,728,031	8,106	411,810	43,745,529
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Multi-Manager International Equity Strategies Fund | First Quarter Report 2022	9

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT302_08_N01_(01/23)